ACCRUED EXPENSES AND OTHER LIABILITIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Current:
Dividend payable	$ 2,151,038
Accrued payroll and welfare expenses	1,292,026		$ 1,175,838
Tax payables	644,131		327,623
Payables to corporate clients in relation to Employee Stock Ownership Plan("ESOP") management services	259,287		166,879
Accrued advertising and promotion fee	173,068		80,655
Stamp duty, trading levy and trading fee payables	128,027		31,209
Temporary payables in relation to fund distribution services	119,033		45,523
Accrued processing and servicing costs	72,185		34,977
Others	98,010		76,300
Total	4,936,805	$ 635,556	1,939,004
Non-current:
Deferred tax liabilities	4,882		6,326
Others	3,179		5,857
Total	$ 8,061	$ 1,037	$ 12,183